Related Party Disclosures (Details) - Subsidiaries [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
TG Energy UK Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TransGlobe Petroleum International Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TG Holdings Yemen Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TransGlobe West Bakr Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TransGlobe West Gharib Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TG Energy Marketing Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TG NW Gharib Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TG S Ghazalat Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%